Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000168427
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 33,593	$ 33,593	$ 26,883	$ 21,178	$ 26,260	$ 20,608	$ 17,154	$ 13,090	$ 13,728	$ 11,290	$ 10,103	$ 10,000
C000168426
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,792	16,792	15,488	13,901	16,080	15,191	14,076	12,146	12,110	11,015	9,542	10,000
C000168422
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 18,294	18,294	17,341	14,448	17,162	15,006	14,125	11,504	12,877	10,245	10,084	10,000
C000168420
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,592	24,592	20,234	17,797	18,604	15,065	15,132	11,537	12,678	10,684	9,799	10,000
C000168421
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,028	19,028	17,017	14,133	22,208	24,794	17,959	12,941	14,105	10,206	10,062	10,000
C000168423
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,961	13,961	13,267	11,949	15,410	16,123	13,879	11,272	13,910	9,736	8,726	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,254	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	11,875	11,638	10,961	12,598	12,739	11,841	10,835	10,862	10,436	10,043	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,254	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,604	32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,184	$ 24,184	20,584	16,844	20,633	17,407	14,973	11,827	13,056	10,532	9,764	10,000
Victory U.S. Large Cap 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap 500 Index	Victory US Large Cap 500 Index
Account Value	$ 34,499	$ 34,499	27,521	21,647	26,988	21,239	17,429	13,212	13,801	11,279	10,127	10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,552	$ 16,552	15,299	13,486	15,185	14,424	13,466	11,779	12,029	11,190	9,553	10,000
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	22,580	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Account Value	21,772	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 21,223	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index	MSCI Emerging Markets Index
Account Value	$ 14,293	$ 14,293	$ 13,295	$ 12,105	$ 15,149	$ 15,544	$ 13,139	$ 11,094	$ 12,987	$ 9,460	$ 8,508	$ 10,000